VARIABLE INTEREST ENTITIES ("VIE") (Tables)	12 Months Ended
Dec. 31, 2017
VARIABLE INTEREST ENTITIES [Abstract]
Schedule of sale leaseback transactions
The following table gives a summary of the sale and leaseback arrangements, including repurchase options and obligations as of December 31, 2017:

Vessel	Effective from	Sales value (in $ millions)	First repurchase option (in $ millions)	Date of first repurchase option	Repurchase obligation at end of lease term (in $ millions)	End of lease term
Golar Glacier	October 2014	204.0	173.8	October 2019	142.7	October 2024
Golar Kelvin	January 2015	204.0	173.8	January 2020	142.7	January 2025
Golar Snow	January 2015	204.0	173.8	January 2020	142.7	January 2025
Golar Ice	February 2015	204.0	173.8	February 2020	142.7	February 2025
Golar Tundra	November 2015	254.6	168.7	November 2018	76.4	November 2025
Golar Seal	March 2016	203.0	132.8	March 2021	87.4	March 2026
Golar Crystal	March 2017	187.0	97.3	March 2020	50.6	March 2027

Summary of the bareboat charter rates per day based on Base LIBOR Interest Rate for the next five years
A summary of our payment obligations (excluding repurchase options and obligations) under the bareboat charters with the lessor VIEs as of December 31, 2017, are shown below:

(in $ thousands)	2018	2019	2020	2021	2022	2023+
Golar Glacier	17,100	17,100	17,147	17,100	17,100	29,985
Golar Kelvin	17,100	17,100	17,147	17,100	17,100	32,795
Golar Snow	17,100	17,100	17,147	17,100	17,100	32,795
Golar Ice	17,100	17,100	17,147	17,100	17,100	35,700
Golar Tundra (1)	24,545	23,360	22,260	21,136	20,067	51,286
Golar Seal	15,151	15,193	15,151	15,151	15,151	45,495
Golar Crystal (1)	12,151	11,925	11,718	11,471	11,266	45,522

(1) The payment obligations relating to the Golar Tundra and Golar Crystal above include variable rental payments due under the lease based on an assumed LIBOR plus a margin.

Schedule of assets and liabilities of lessor VIEs
The assets and liabilities of the lessor VIEs that most significantly impact our consolidated balance sheets as of December 31, 2017 and 2016, are as follows:

(in $ thousands)	Golar Glacier	Golar Kelvin	Golar Snow	Golar Ice	Golar Tundra	Golar Seal	Golar Crystal	2017	2016
Assets								Total	Total
Restricted cash and short-term deposits (see note 18)	16,179	53,003	16,379	8	38,514	3,778	2,202	130,063	70,021

Liabilities
Debt:
Short-term interest bearing debt (see note 23)	31,659	182,540	22,393	134,954	198,613	143,849	104,006	818,014	388,628
Long-term interest bearing debt - current portion (see note 23)	7,650	—	8,000	—	—	—	—	15,650	21,532
Long-term interest bearing debt - non-current portion (see note 23)*	121,586	—	131,105	—	—	—	—	252,691	624,384
	160,895	182,540	161,498	134,954	198,613	143,849	104,006	1,086,355	1,034,544
*These balances are net of deferred finance charges